Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Long-Term Debt [Abstract]
Navios Containers Credit Facilities
Navios Containers credit facilities	June 30, 2020	December 31, 2019
Secured credit facilities	$61,975	$154,819
Sellers’ Credit	—	15,000
Total loans	$61,975	$169,819
Financial liabilities	190,713	79,391
Total borrowings	$252,688	$249,210

Total Borrowings
Total borrowings	June 30, 2020	December 31, 2019
Total borrowings	$252,688	$249,210
Less: current portion of long-term debt	(10,570)	(38,496)
Less: current portion of financial liabilities	(21,833)	(8,237)
Less: Deferred financing costs	(4,404)	(3,552)
Total long-term borrowings, net	$215,881	$198,925

Maturity Table
Payment due by 12 month period ending
June 30, 2021	$33,755
June 30, 2022	33,468
June 30, 2023	59,069
June 30, 2024	58,878
June 30, 2025 and thereafter	67,518
Total	$252,688